Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			10 Months Ended	1 Months Ended			35 Months Ended	1 Months Ended				36 Months Ended	1 Months Ended		43 Months Ended	1 Months Ended	62 Months Ended	1 Months Ended			71 Months Ended	1 Months Ended					10 Months Ended	1 Months Ended			10 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer relationships acquired	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements	Dec. 31, 2013 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets	Jul. 14, 2011 Firecrest Clinical Limited Trade Names	Dec. 31, 2013 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited Customer relationships acquired	Jan. 14, 2011 Oxford Outcomes Limited Order Backlog	Dec. 31, 2013 Timaq Medical Imaging	May 17, 2010 Timaq Medical Imaging Customer relationships acquired	Dec. 31, 2013 Prevalere Life Sciences	Nov. 14, 2008 Prevalere Life Sciences Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Minimum Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Maximum Volunteer list acquired	Dec. 31, 2013 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Maximum Customer relationships acquired	Dec. 31, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer relationships acquired	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements	Dec. 31, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services Customer relationships acquired	Feb. 15, 2013 Clinical Trial Services Order Backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 1,800,000	$ 400,000	$ 10,000		$ 5,200,000	$ 1,200,000	$ 11,200,000	$ 1,400,000		$ 6,600,000	$ 600,000		$ 800,000		$ 7,400,000				$ 1,600,000	$ 1,300,000					$ 10,200,000	$ 400,000	$ 400,000		$ 3,300,000	$ 600,000
Amortization period					10 years	4 years	5 years		7 years 6 months	1 year 2 months 12 days	7 years 6 months	4 years 6 months		6 years 6 months	2 years		3 years			7 years	11 years				2 years	6 years	9 years		10 years	9 months 18 days	3 years		3 years	1 year
Amount amortized in the period since the date of acquisition	$ 7,539,000	$ 7,613,000	$ 4,652,000	$ 549,000				$ 6,807,000					$ 3,706,000			$ 770,000		$ 4,162,000				$ 2,547,000						$ 2,521,000				$ 1,488,000